Annual Fund Operating Expenses	Oct. 31, 2024
BBH Select Large Cap ETF | BBH Select Large Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.71%
BBH Select Mid Cap ETF | BBH Select Mid Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[2]
Expenses (as a percentage of Assets)	0.84%

[1]	Based on estimated expenses for the current fiscal year.
[2]	Based on estimated expenses for the current fiscal year.